Convertible Bond Payable - Related Party (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 16, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 01, 2011
Convertible Bond Payable - Related Party [Abstract]
Convertible bonds, amount borrowed	$ 1,500,000				$ 1,500,000
Convertible bonds, stated percentage					6.00%
Convertible bonds and related accrued interest, intial rate of conversion into common shares					$ 9.58
Convertible bonds, after conversion estimated fairvalue			1,003,557
Interest expense for the accertion of discount on note			502,465	461,279
Accrued interest	179,612
Derivative liability	$ 673,736
Common stock exchanged during period of conversion	261,665
Bond, related accrued interest and derivative liability, converted into shares	174,578			234,683
Convertible bonds, conversion description		The assumptions used to determine the initial fair value of the conversion feature of the convertible bond were expected volatility of 65%, expected life of two years to eleven months, risk free interest rates of .41%, and no dividend yield.